Stock-based Compensation - Schedule of Deferred Share Units (Detail) (Deferred Share Unit [Member])	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	103,750	60,000	30,000
Granted	44,226	63,750	30,000
Exercised		(20,000)
Forfeited	0	0	0
Balance at end of period	147,976	103,750	60,000